TAXES ON INCOME	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
TAXES ON INCOME

NOTE 11:- TAXES ON INCOME

a.	Israeli taxation:

1.	Corporate tax:

The Company elected to apply the Preferred Enterprise regime under the Law for the Encouragement of Capital Investment (the “Investment Law”) as of 2012 tax year. The election is irrevocable. Under the Preferred Enterprise regime, a preferred income of an Enterprise located in the center of Israel is subject to tax rate of 16%.

Pursuant to Amendment 73 to the Investment Law adopted in 2017, a Company located in the Center of Israel that meets the conditions for “Preferred Technological Enterprises”, is subject to tax rate of 12% tax rate. The Company believes it meets those conditions.

Income not eligible for Preferred Enterprise benefits is taxed at a regular rate, as follows: 2017 – 24%, 2016 - 25% and for 2015 – 26.5%. Effective January 1, 2018 and onwards, the corporate income tax rate is reduced to 23%.

Prior to 2012, most of the Company’s income was exempt from tax or subject to reduced tax rates under the Investment Law. Upon distribution of exempt income, the distributing company will be subject to corporate reduced tax rates ordinarily applicable to such income under the Investment Law.

Reduced income under the Investment Law including the Preferred Enterprise Regime will be freely distributable as dividends, subject to a 15%-20% withholding tax (or lower, under an applicable tax treaty). However, upon the distribution of a dividend from Preferred Income and technological preferred enterprise to an Israeli company, no withholding tax will be remitted.

Pursuant to a temporary tax relief initiated by the Israeli government, a company that elected by November 11, 2013 to pay a reduced corporate tax rate as set forth in the temporary tax relief with respect to undistributed exempt income generated under the Investment Law accumulated by the company until December 31, 2011 (“Trapped Earnings”) is entitled to distribute a dividend from such income without being required to pay additional corporate tax with respect to such dividend. A company that has so elected must make certain qualified investments in Israel over five-year period. A company that has elected to apply the temporary tax relief cannot withdraw from its election.

On November 11, 2013, Check Point Ltd. reached a settlement agreement with the Israeli Tax Authorities (“ITA”) which provided (i) the full settlement of all disputes with the ITA with respect to tax years 2002 through 2011, and (ii) the release of all the Company’s Trapped Earnings through the year ended December 31, 2011. In accordance with the Investments Law and the temporary tax relief, the Company is obligated to invest approximately $ 111,000 during five years period in the following forms (i) production assets (as defined therein), (ii) research and development activities in Israel and/or (iii) employment payments for new employees (other than office holders) added after 2011. Any amount not invested in the five years period, should be paid at the end of the 5 years, linked to the Israeli CPI and bears 4% annual interest since the election date.

The Company’s tax assessments through 2015 tax year are considered final.

2.	Foreign Exchange Regulations:

Under the Foreign Exchange Regulations, Check Point Ltd. calculates its tax liability in U.S. Dollars according to certain orders. The tax liability, as calculated in U.S. Dollars is translated into New Israeli Shekels according to the exchange rate as of December 31st of each year.

b.	Tax Reform in U.S:

On December 22, 2017, the U.S. enacted the Tax Cuts and Jobs Act (the “Act”), which among other provisions, reduced the U.S. corporate tax rate from 35% to 21%, effective January 1, 2018.

At December 31, 2017, the Company has made reasonable estimates of the effects on the existing deferred tax balances for which provisional amounts have been recorded. The Company re-measured certain of its U.S. deferred tax assets and liabilities, based on the rates at which they are expected to reverse in the future. The estimated tax expense recorded related to the re-measurement of the deferred tax balance was $41,084.

The aforesaid provisional amounts are based on the Company’s initial analysis of the Act as of December 31, 2017. Given the significant complexity of the Act, anticipated guidance from the U.S. Treasury about implementing the Act, the potential for additional guidance from the Securities and Exchange Commission or the Financial Accounting Standards Board related to the Act, as well as additional analysis and revisions to be conducted by the Company, these estimates may be adjusted during 2018.

c.	Income taxes of non-Israeli subsidiaries:

Non-Israeli subsidiaries are taxed according to the tax laws in their respective countries of residence.

The Company does not provide deferred tax liabilities when it intends to reinvest earnings of foreign subsidiaries indefinitely or if distributed, no tax liability will be imposed. Undistributed earnings of foreign subsidiaries that are not distributed amounted to $ 346,675 and unrecognized deferred tax liability related to such earning amounted to $ 56,706 as of December 31, 2017.

d.	Deferred tax assets and liabilities:

Deferred taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. As of December 31, 2017 and 2016, the Company’s deferred taxes were in respect of the following:

	December 31,
	2017	2016
Carry forward tax losses	$106,481	$188,301
Employee stock based compensation	25,117	30,835
Other	73,048	81,959

Deferred tax assets before valuation allowance	204,646	301,095
Valuation allowance – mainly in respect to carryforward losses	(60,703)	(181,947)

Deferred tax asset	143,943	119,148

Intangible assets	(8,862)	(8,461)
Undistributed earnings of subsidiary	(9,925)	(9,925)
Other	(274)	(13)

Deferred tax liability	(19,061)	(18,399)

Deferred tax asset, net	$124,882	$100,749

The decrease in valuation allowance is mainly due to changes in statutory tax rate following the enactment of Tax Cuts and Jobs Act and the adoption of ASU 2016-09, Improvements to Employee Share-Based Payment Accounting ASU No. 2016-09 (Topic 718) Compensation—Stock Compensation: Improvements to Employee Stock-Based Payment Accounting, on January 1, 2017.

Through December 31, 2017, the U.S. subsidiaries had a U.S. federal loss carry-forward of approximately $452,795 expiring beginning 2020, mainly resulting from tax benefits related to employees’ stock option exercises that can be carried forward and offset against taxable income. Through December 31, 2017, the U.S. subsidiaries had a U.S. state net loss carry forward of approximately $118,476, which expire between fiscal 2018 and fiscal 2024, and are subject to limitations on their utilization. Through December 31, 2017, the U.S. subsidiaries had research and development tax credits of approximately $19,250, which expire between fiscal 2019 and fiscal 2037 and are subject to limitations on their utilization.

e.	Income before taxes on income is comprised as follows:

	Year ended December 31,
	2017	2016	2015
Domestic	$923,744	$862,554	$817,164
Foreign	47,202	34,118	56,626

	$970,946	$896,672	$873,790

f.	Taxes on income are comprised of the following:

	Year ended December 31,
	2017	2016	2015
Current	$101,902	$194,149	$203,771
Deferred	66,121	(22,324)	(15,847)

	$168,023	$171,825	$187,924

Domestic	$112,615	$166,152	$170,883
Foreign	55,408	5,673	17,041

	$168,023	$171,825	$187,924

	Year ended December 31,
	2017	2016	2015
Domestic taxes:
Current	$94,340	$175,522	$175,828
Deferred	18,275	(9,370)	(4,945)

	112,615	166,152	170,883

Foreign taxes:
Current	7,562	18,627	27,943
Deferred	47,846	(12,954)	(10,902)

	55,408	5,673	17,041

Taxes on income	$168,023	$171,825	$187,924

g.	A reconciliation of the beginning and ending amount of unrecognized tax benefits related to uncertain tax positions is as follows:

	December 31,
	2017		2016
Beginning balance	$306,677		$284,108
Increases related to tax positions taken during prior years	46,520		25,654
Decreases related to settlement agreements	—		(19,871)
Decreases related to expiration of statute of limitations	(41,022)		(5,356)
Increases related to tax positions taken during the current year	30,729		22,142

Ending balance	$342,904	*)	$306,677 *)

*)	As of December 31, 2017 and 2016 unrecognized tax benefit in an amounts of $5,451 and $6,141 were presented net from deferred tax asset.

Substantially all the balance of unrecognized tax benefits, if recognized, would reduce the Company’s annual effective tax rate.

We adjust our unrecognized tax benefit liability and income tax expense in the period in which the uncertain tax position is effectively settled, the statute of limitations expires or when new information is available. There is a reasonable possibility that $ 58,198 out of our unrecognized tax benefit liability will be adjusted within 12 months due to the expiration of a statute of limitations.

During the years ended December 31, 2017, 2016 and 2015, the Company recorded $ 4,168, $ 6,025 and $ 7,534, respectively for interest expense related to uncertain tax positions. As of December 31, 2017 and 2016, the Company had accrued interest liability related to uncertain tax positions in the amounts of $ 25,219 and $ 21,051, respectively, which is included within income tax accrual on the balance sheets. The Company did not accrue penalties during the years ended December 31, 2017 and 2016.

The Company’s U.S. subsidiaries file federal and state income tax returns in the U.S. All of the U.S subsidiaries’ tax years are subject to examination by the U.S. federal and most U.S. state tax authorities due to their carry-forward tax losses and overall credit carry-forward position, except for Check Point Inc. that the assessment statue period for tax years 2005 through 2013 have expired.

The Company believes that it has adequately provided for any reasonably foreseeable outcomes related to tax audits and settlement. The final tax outcome of its tax audits could be different from that which is reflected in the Company’s income tax provisions and accruals. Such differences could have a material effect on the Company’s income tax provision and net income in the period in which such determination is made.

h.	Reconciliation of the theoretical tax expenses:

Reconciliation between the theoretical tax expenses, assuming all income is taxed at the statutory rate in Israel and the actual income tax as reported in the statements of income is as follows:

	Year ended December 31,
	2017	2016	2015
Income before taxes as reported in the statements of income	$970,946	$896,672	$873,790

Statutory tax rate in Israel	24%	25%	26.5%
Decrease in taxes resulting from:
Effect of “Preferred Enterprise” status *)	(11%)	(5%)	(7%)
Decrease in US deferred tax due to US tax rate change	4%	—	—
Others, net	—	(1%)	2%

Effective tax rate	17.0%	19.0%	21.5%

*) Basic earnings per share amounts of the benefit resulting from the “Technological preferred or Preferred Enterprise” status	$0.68	$0.26	$0.31

Diluted earnings per share amounts of the benefit resulting from the “Technological preferred or Preferred Enterprise” status	$0.66	$0.26	$0.30